UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873

                              The GAMCO Growth Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                              THE GAMCO GROWTH FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The GAMCO Growth Fund (the "Fund") fell by 17.79%, while the Standard & Poor's ("S&P") 500 Index and the Russell 1000 Growth Index were down 8.36% and 12.33%, respectively.

     Enclosed is the portfolio of investments as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                                          Since
                                              Year to                                                                   Inception
                                  Quarter       Date      1 Year      3 Year     5 Year   10 Year   15 Year   20 Year   (4/10/87)
                                  -------     -------     -------     ------     ------   -------   -------   -------   ---------
GAMCO GROWTH FUND
   CLASS AAA ...................  (17.79)%    (25.38)%    (23.78)%    (0.99)%    4.15%    1.98%      6.88%    9.21%       9.85%
S&P 500 Index ..................   (8.36)     (19.27)     (21.96)      0.22      5.17     3.06       8.39     9.93        8.98
Russell 1000 Growth Index ......  (12.33)     (20.27)     (20.88)      0.04      3.74     0.59       6.92     8.98        8.03
Class A ........................  (17.78)     (25.35)     (23.74)     (0.98)     4.17     1.99       6.89     9.21        9.85
                                  (22.51)(b)  (29.64)(b)  (28.13)(b)  (2.92)(b)  2.94(b)  1.38(b)    6.47(b)  8.89(b)     9.55(b)
Class B ........................  (17.96)     (25.81)     (24.37)     (1.74)     3.41     1.61       6.63     9.01        9.66
                                  (22.06)(c)  (29.52)(c)  (28.15)(c)  (2.73)(c)  3.06(c)  1.61       6.63     9.01        9.66
Class C ........................  (17.93)     (25.78)     (24.34)     (1.73)     3.42     1.62       6.63     9.01        9.67
                                  (18.75)(d)  (26.53)(d)  (25.10)(d)  (1.73)     3.42     1.62       6.63     9.01        9.67
Class I ........................  (17.71)     (25.24)     (23.64)     (0.93)     4.19     2.00       6.90     9.22        9.86

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.45%, 1.45%, 2.20%, 2.20%, AND 1.20%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        -------------
             COMMON STOCKS -- 98.1%
             TECHNOLOGY -- 29.1%
   280,000   Adobe Systems Inc.+...............................   $  11,051,600
   140,000   Apple Inc.+.......................................      15,912,400
   786,000   Cisco Systems Inc.+...............................      17,732,160
   430,000   Corning Inc.......................................       6,725,200
    53,000   First Solar Inc.+.................................      10,012,230
   100,000   FLIR Systems Inc.+...............................        3,842,000
    50,000   General Dynamics Corp. ...........................       3,681,000
    69,900   Google Inc., Cl. A+...............................      27,996,348
   300,000   Harris Corp. .....................................      13,860,000
   550,000   Intel Corp. ......................................      10,301,500
   185,000   International Business Machines Corp. ...........       21,637,600
    55,000   L-3 Communications Holdings Inc. .................       5,407,600
   750,000   Microsoft Corp. ..................................      20,017,500
   120,000   Research In Motion Ltd.+..........................       8,196,000
   185,000   SunPower Corp., Cl. A+............................      13,122,050
   180,000   Trimble Navigation Ltd.+..........................       4,654,800
                                                                  -------------
             TOTAL TECHNOLOGY..................................     194,149,988
                                                                  -------------
             OTHER ENERGY -- 13.4%
   102,000   Apache Corp. .....................................      10,636,560
   305,000   Chesapeake Energy Corp. ..........................      10,937,300
   130,000   Devon Energy Corp. ...............................      11,856,000
   100,000   FMC Technologies Inc.+............................       4,655,000
   150,000   National Oilwell Varco Inc.+......................       7,534,500
    62,000   Noble Corp........................................       2,721,800
   100,000   Oceaneering International Inc.+...................       5,332,000
     6,700   Ormat Technologies Inc. ..........................         243,411
    53,000   Schlumberger Ltd. ................................       4,138,770
    80,556   Transocean Inc.+..................................       8,848,271
   105,000   Vestas Wind Systems A/S+..........................       8,934,906
   150,000   Weatherford International Ltd.+...................       3,771,000
   216,250   XTO Energy Inc. ..................................      10,059,950
                                                                  -------------
             TOTAL OTHER ENERGY................................      89,669,468
                                                                  -------------
             HEALTH CARE -- 12.0%
   170,000   Abbott Laboratories...............................       9,788,600
    36,000   Alcon Inc. .......................................       5,814,360
   200,000   Celgene Corp.+....................................      12,656,000
   135,000   CVS Caremark Corp. ...............................       4,544,100
   210,000   Gilead Sciences Inc.+.............................       9,571,800
   120,000   Medtronic Inc. ...................................       6,012,000
   101,600   Novo Nordisk A/S, ADR.............................       5,201,920
   300,000   St. Jude Medical Inc.+............................      13,047,000
   210,000   Stryker Corp. ....................................      13,083,000
                                                                  -------------
             TOTAL HEALTH CARE.................................      79,718,780
                                                                  -------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        -------------
             CONSUMER STAPLES -- 11.0%
   170,000   Groupe Danone.....................................   $  11,966,269
   150,000   Nestle SA.........................................       6,431,240
   340,000   PepsiCo Inc. .....................................      24,231,800
   335,000   Procter & Gamble Co. .............................      23,346,150
   130,000   Walgreen Co. .....................................       4,024,800
   160,000   Whole Foods Market Inc. ..........................       3,204,800
                                                                  -------------
             TOTAL CONSUMER STAPLES ...........................      73,205,059
                                                                  -------------
             CONSUMER DISCRETIONARY -- 7.5%
    65,000   Abercrombie & Fitch Co., Cl. A....................       2,564,250
    90,000   Amazon.com Inc.+..................................       6,548,400
   115,000   Coach Inc.+.......................................       2,879,600
    50,000   Costco Wholesale Corp. ...........................       3,246,500
   125,000   Electronic Arts Inc.+.............................       4,623,750
    80,000   J. Crew Group Inc.+...............................       2,285,600
   100,000   NIKE Inc., Cl. B..................................       6,690,000
    50,000   Nordstrom Inc. ...................................       1,441,000
   230,000   Starbucks Corp.+..................................       3,420,100
   208,400   Tiffany & Co. ....................................       7,402,368
   200,000   Under Armour Inc., Cl. A+.........................       6,352,000
   110,000   Viacom Inc., Cl. B+...............................       2,732,400
                                                                  -------------
             TOTAL CONSUMER DISCRETIONARY......................      50,185,968
                                                                  -------------
             MATERIALS AND PROCESSING -- 7.2%
    40,000   Fluor Corp. ......................................       2,228,000
   160,000   Freeport-McMoRan Copper & Gold Inc. ..............       9,096,000
   100,000   McDermott International Inc.+.....................       2,555,000
   170,000   Monsanto Co. .....................................      16,826,600
    35,000   Rio Tinto plc, ADR................................       8,732,500
   210,000   Syngenta AG, ADR..................................       8,887,200
                                                                  -------------
             TOTAL MATERIALS AND PROCESSING....................      48,325,300
                                                                  -------------
             INTEGRATED OILS -- 5.3%
   145,000   Hess Corp. .......................................      11,901,600
    95,000   Murphy Oil Corp. .................................       6,093,300
   113,000   Occidental Petroleum Corp. .......................       7,960,850
   210,000   Petroleo Brasileiro SA, ADR.......................       9,229,500
                                                                  -------------
             TOTAL INTEGRATED OILS.............................      35,185,250
                                                                  -------------
             PRODUCER DURABLES -- 6.5%
   130,000   ABB Ltd., ADR.....................................       2,522,000
   155,000   Deere & Co. ......................................       7,672,500
   130,000   Emerson Electric Co ..............................       5,302,700
   170,000   ITT Corp. ........................................       9,453,700
   240,000   Rockwell Collins Inc. ............................      11,541,600
   120,000   United Technologies Corp. ........................       7,207,200
                                                                  -------------
             TOTAL PRODUCER DURABLES...........................      43,699,700
                                                                  -------------

               See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        -------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 3.1%
   175,000   Janus Capital Group Inc. .........................   $   4,249,000
    65,000   MasterCard Inc., Cl. A............................      11,526,450
    80,000   Visa Inc., Cl. A..................................       4,911,200
                                                                  -------------
             TOTAL FINANCIAL SERVICES..........................      20,686,650
                                                                  -------------
             UTILITIES -- 3.0%
    65,000   America Movil SAB de CV, Cl. L, ADR...............       3,013,400
    45,000   China Mobile Ltd., ADR............................       2,253,600
   260,000   Rogers Communications Inc., Cl. B.................       8,642,400
   150,000   Veolia Environnement                                     6,095,406
                                                                  -------------
             TOTAL UTILITIES...................................      20,004,806
                                                                  -------------
             TOTAL COMMON STOCKS...............................     654,830,969
                                                                  -------------

PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
----------                                                        -------------
             U.S. GOVERNMENT OBLIGATIONS -- 1.9%
             U.S. TREASURY BILLS -- 0.6%
$4,111,000   U.S. Treasury Bills, 1.524% to 1.797%++,
                10/16/08 to 01/15/09...........................   $   4,103,073
                                                                  -------------
             U.S. TREASURY NOTES -- 1.3%
 2,225,000   4.500%, 04/30/09..................................       2,261,679
 6,080,000   4.750%, 12/31/08..................................       6,138,429
                                                                  -------------
                                                                      8,400,108
                                                                  -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS.................      12,503,181
                                                                  -------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost $755,637,843)...............................   $ 667,334,150
                                                                  =============
             Aggregate book cost...............................   $ 755,637,843
                                                                  =============
             Gross unrealized appreciation.....................   $  21,227,516
             Gross unrealized depreciation.....................    (109,531,209)
                                                                  -------------
             Net unrealized appreciation/(depreciation)........   $ (88,303,693)
                                                                  =============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GAMCO GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
VALUATION INPUTS                                (MARKET VALUE)
----------------                                --------------
Level 1 - Quoted Prices                          $654,830,969
Level 2 - Other Significant Observable Inputs      12,503,181
                                                 ------------
TOTAL                                            $667,334,150
                                                 ============

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $821,106,933, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER? If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

     PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $ 2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $ 2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

     PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

     TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITESSM FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

     TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

     CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                            MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

     PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

     TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

     TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

     TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

     PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

     TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

     PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

     PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

     PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

     PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

     PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

     CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                            RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

James P. Conn
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher
PRESIDENT
FLETCHER & COMPANY, INC.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthony Torna
MAXIM GROUP LLC

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Howard F. Ward, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q308SR

                                     GAMCO

                                      THE
                               GAMCO GROWTH FUND

THIRD QUARTER REPORT SEPTEMBER 30, 2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.